RESTRICTED NET ASSETS (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Modified [Line Items]
Net assets
Minimum [Member]
Financing Receivable, Modified [Line Items]
Net assets percentage		10.00%